Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000011741 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	8.20%
C000011741 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Total Investments	7.40%
C000011741 | DoorDash, Inc.
Holdings [Line Items]
Percent of Total Investments	6.90%
C000011741 | Global-e Online Ltd.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000011741 | Affirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000011741 | Samsara, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000011741 | ROBLOX Corp.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000011741 | Royalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	4.50%
C000011741 | Carvana Co.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000011741 | Adyen NV
Holdings [Line Items]
Percent of Total Investments	3.50%
C000011741 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	1.80%
C000011741 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.40%
C000011741 | SectorInvestment Companies
Holdings [Line Items]
Percent of Total Investments	2.50%
C000011741 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.50%
C000011741 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.90%
C000011741 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	13.70%
C000011741 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	25.00%
C000011741 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	45.20%
C000011740 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	8.20%
C000011740 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Total Investments	7.40%
C000011740 | DoorDash, Inc.
Holdings [Line Items]
Percent of Total Investments	6.90%
C000011740 | Global-e Online Ltd.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000011740 | Affirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000011740 | Samsara, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000011740 | ROBLOX Corp.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000011740 | Royalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	4.50%
C000011740 | Carvana Co.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000011740 | Adyen NV
Holdings [Line Items]
Percent of Total Investments	3.50%
C000011740 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	1.80%
C000011740 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.40%
C000011740 | SectorInvestment Companies
Holdings [Line Items]
Percent of Total Investments	2.50%
C000011740 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.50%
C000011740 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.90%
C000011740 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	13.70%
C000011740 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	25.00%
C000011740 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	45.20%
C000011754 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	10.50%
C000011754 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000011754 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000011754 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000011754 | Mahindra & Mahindra Ltd.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000011754 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000011754 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000011754 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000011754 | China Construction Bank Corp.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000011754 | Hon Hai Precision Industry Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000011754 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	0.70%
C000011754 | United States
Holdings [Line Items]
Percent of Total Investments	1.10%
C000011754 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	1.20%
C000011754 | Thailand
Holdings [Line Items]
Percent of Total Investments	1.50%
C000011754 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	1.60%
C000011754 | Poland
Holdings [Line Items]
Percent of Total Investments	2.50%
C000011754 | Indonesia
Holdings [Line Items]
Percent of Total Investments	2.80%
C000011754 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.20%
C000011754 | Mexico
Holdings [Line Items]
Percent of Total Investments	4.60%
C000011754 | Brazil
Holdings [Line Items]
Percent of Total Investments	6.20%
C000011754 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	11.80%
C000011754 | Taiwan
Holdings [Line Items]
Percent of Total Investments	18.60%
C000011754 | China
Holdings [Line Items]
Percent of Total Investments	19.20%
C000011754 | India
Holdings [Line Items]
Percent of Total Investments	25.00%
C000011753 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	10.50%
C000011753 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000011753 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000011753 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000011753 | Mahindra & Mahindra Ltd.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000011753 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000011753 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000011753 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000011753 | China Construction Bank Corp.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000011753 | Hon Hai Precision Industry Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000011753 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	0.70%
C000011753 | United States
Holdings [Line Items]
Percent of Total Investments	1.10%
C000011753 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	1.20%
C000011753 | Thailand
Holdings [Line Items]
Percent of Total Investments	1.50%
C000011753 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	1.60%
C000011753 | Poland
Holdings [Line Items]
Percent of Total Investments	2.50%
C000011753 | Indonesia
Holdings [Line Items]
Percent of Total Investments	2.80%
C000011753 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.20%
C000011753 | Mexico
Holdings [Line Items]
Percent of Total Investments	4.60%
C000011753 | Brazil
Holdings [Line Items]
Percent of Total Investments	6.20%
C000011753 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	11.80%
C000011753 | Taiwan
Holdings [Line Items]
Percent of Total Investments	18.60%
C000011753 | China
Holdings [Line Items]
Percent of Total Investments	19.20%
C000011753 | India
Holdings [Line Items]
Percent of Total Investments	25.00%
C000134832 | National Grid PLC
Holdings [Line Items]
Percent of Total Investments	7.50%
C000134832 | American Tower Corp.
Holdings [Line Items]
Percent of Total Investments	7.10%
C000134832 | GFL Environmental, Inc.
Holdings [Line Items]
Percent of Total Investments	5.40%
C000134832 | Enbridge, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000134832 | ONEOK, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000134832 | Pembina Pipeline Corp.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000134832 | Sempra
Holdings [Line Items]
Percent of Total Investments	3.60%
C000134832 | Targa Resources Corp.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000134832 | Grupo Aeroportuario del Pacifico SAB de CV
Holdings [Line Items]
Percent of Total Investments	3.20%
C000134832 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000134832 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	17.70%
C000134832 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.20%
C000134832 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	3.10%
C000134832 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.20%
C000134832 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	25.70%
C000134832 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	40.10%
C000134833 | National Grid PLC
Holdings [Line Items]
Percent of Total Investments	7.50%
C000134833 | American Tower Corp.
Holdings [Line Items]
Percent of Total Investments	7.10%
C000134833 | GFL Environmental, Inc.
Holdings [Line Items]
Percent of Total Investments	5.40%
C000134833 | Enbridge, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000134833 | ONEOK, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000134833 | Pembina Pipeline Corp.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000134833 | Sempra
Holdings [Line Items]
Percent of Total Investments	3.60%
C000134833 | Targa Resources Corp.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000134833 | Grupo Aeroportuario del Pacifico SAB de CV
Holdings [Line Items]
Percent of Total Investments	3.20%
C000134833 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000134833 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	17.70%
C000134833 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.20%
C000134833 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	3.10%
C000134833 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.20%
C000134833 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	25.70%
C000134833 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	40.10%
C000028284 | Welltower, Inc.
Holdings [Line Items]
Percent of Total Investments	6.60%
C000028284 | Equinix, Inc.
Holdings [Line Items]
Percent of Total Investments	5.50%
C000028284 | AvalonBay Communities, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000028284 | Prologis, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000028284 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000028284 | Goodman Group
Holdings [Line Items]
Percent of Total Investments	3.60%
C000028284 | Public Storage
Holdings [Line Items]
Percent of Total Investments	3.50%
C000028284 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000028284 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000028284 | American Homes 4 Rent
Holdings [Line Items]
Percent of Total Investments	2.60%
C000028284 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000028284 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	2.00%
C000028284 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	0.90%
C000028284 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	56.10%
C000028284 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	40.70%
C000011764 | China Government Bond
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000011764 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000011764 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000011764 | Republic of South Africa Government Bond
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011764 | Bundesrepublik Deutschland Bundesanleihe
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011764 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000011764 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000011764 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000011764 | United Kingdom Gilt
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000011764 | Brazil Notas do Tesouro Nacional
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000011764 | South America
Holdings [Line Items]
Percent of Total Investments	1.50%
C000011764 | Australia
Holdings [Line Items]
Percent of Total Investments	1.60%
C000011764 | Africa
Holdings [Line Items]
Percent of Total Investments	3.00%
C000011764 | Asia
Holdings [Line Items]
Percent of Total Investments	9.70%
C000011764 | Europe
Holdings [Line Items]
Percent of Total Investments	23.80%
C000011764 | North America
Holdings [Line Items]
Percent of Total Investments	60.40%
C000097939 | China Government Bond
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000097939 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097939 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097939 | Republic of South Africa Government Bond
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097939 | Bundesrepublik Deutschland Bundesanleihe
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097939 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000097939 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000097939 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097939 | United Kingdom Gilt
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000097939 | Brazil Notas do Tesouro Nacional
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000097939 | South America
Holdings [Line Items]
Percent of Total Investments	1.50%
C000097939 | Australia
Holdings [Line Items]
Percent of Total Investments	1.60%
C000097939 | Africa
Holdings [Line Items]
Percent of Total Investments	3.00%
C000097939 | Asia
Holdings [Line Items]
Percent of Total Investments	9.70%
C000097939 | Europe
Holdings [Line Items]
Percent of Total Investments	23.80%
C000097939 | North America
Holdings [Line Items]
Percent of Total Investments	60.40%
C000011757 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	8.30%
C000011757 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Total Investments	7.50%
C000011757 | DoorDash, Inc.
Holdings [Line Items]
Percent of Total Investments	7.00%
C000011757 | Affirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000011757 | ROBLOX Corp.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000011757 | Royalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	4.60%
C000011757 | Shopify, Inc.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000011757 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	5.60%
C000011757 | Snowflake, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000011757 | Airbnb, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000011757 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.70%
C000011757 | SectorInvestment Companies
Holdings [Line Items]
Percent of Total Investments	2.50%
C000011757 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.70%
C000011757 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.90%
C000011757 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.40%
C000011757 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	27.30%
C000011757 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	43.80%
C000011757 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	3.70%
C000011758 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	8.30%
C000011758 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Total Investments	7.50%
C000011758 | DoorDash, Inc.
Holdings [Line Items]
Percent of Total Investments	7.00%
C000011758 | Affirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000011758 | ROBLOX Corp.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000011758 | Royalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	4.60%
C000011758 | Shopify, Inc.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000011758 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	5.60%
C000011758 | Snowflake, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000011758 | Airbnb, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000011758 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.70%
C000011758 | SectorInvestment Companies
Holdings [Line Items]
Percent of Total Investments	2.50%
C000011758 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.70%
C000011758 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.90%
C000011758 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.40%
C000011758 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	27.30%
C000011758 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	43.80%
C000011758 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	3.70%
C000011749 | Welltower, Inc.
Holdings [Line Items]
Percent of Total Investments	8.30%
C000011749 | Equinix, Inc.
Holdings [Line Items]
Percent of Total Investments	8.50%
C000011749 | AvalonBay Communities, Inc.
Holdings [Line Items]
Percent of Total Investments	6.40%
C000011749 | Prologis, Inc.
Holdings [Line Items]
Percent of Total Investments	7.40%
C000011749 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	5.60%
C000011749 | Public Storage
Holdings [Line Items]
Percent of Total Investments	4.70%
C000011749 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000011749 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000011749 | American Homes 4 Rent
Holdings [Line Items]
Percent of Total Investments	3.90%
C000011749 | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000011749 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.00%
C000011749 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	1.30%
C000011749 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	0.90%
C000011749 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	68.40%
C000011749 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	28.40%
C000011748 | Welltower, Inc.
Holdings [Line Items]
Percent of Total Investments	8.30%
C000011748 | Equinix, Inc.
Holdings [Line Items]
Percent of Total Investments	8.50%
C000011748 | AvalonBay Communities, Inc.
Holdings [Line Items]
Percent of Total Investments	6.40%
C000011748 | Prologis, Inc.
Holdings [Line Items]
Percent of Total Investments	7.40%
C000011748 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	5.60%
C000011748 | Public Storage
Holdings [Line Items]
Percent of Total Investments	4.70%
C000011748 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000011748 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000011748 | American Homes 4 Rent
Holdings [Line Items]
Percent of Total Investments	3.90%
C000011748 | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000011748 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.00%
C000011748 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	1.30%
C000011748 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	0.90%
C000011748 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	68.40%
C000011748 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	28.40%
C000011752 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000011752 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000011752 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000011752 | B
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000011752 | BB
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000011752 | BBB
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000011752 | A
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011752 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000011752 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000011752 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%
C000011752 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	0.20%
C000011752 | AssetSenior Loan Interest
Holdings [Line Items]
Percent of Total Investments	4.80%
C000011752 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	25.80%
C000011752 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	69.20%
C000011751 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000011751 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000011751 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000011751 | B
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000011751 | BB
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000011751 | BBB
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000011751 | A
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011751 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000011751 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000011751 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%
C000011751 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	0.20%
C000011751 | AssetSenior Loan Interest
Holdings [Line Items]
Percent of Total Investments	4.80%
C000011751 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	25.80%
C000011751 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	69.20%